As filed with the Securities and Exchange Commission on January 27 , 2021

File Nos. 333- 252135

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549
FORM N-14

REGISTRATION STATEMENT UNDER SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No . 1	☒
Post-Effective Amendment No. __	☐

Starboard Investment Trust
(Exact Name of Registrant as Specified in Charter)
116 South Franklin Street, P. O. Box 69, Rocky Mount, NC  27802
(Address of Principal Executive Offices)
252-972-9922
(Registrant’s Telephone Number, including Area Code)

Paracorp Inc.
2140 South Dupont Hwy., Camden, DE  19934
(Name and Address of Agent for Service)

With Copies to:

Terrence Davis, Esq. Greenberg Traurig, LLP 3333 Piedmont RD., NE Suite 2500 Atlanta, GA 30305	Tanya Boyle, Esq. Greenberg Traurig, LLP 2200 Ross Avenue, Suite 5200 Dallas, TX 75201	Tracie Coop, Esq. The Nottingham Company 116 S. Franklin Street Rocky Mount, NC 27802

Approximate Date of Proposed Public Offering: As soon as practicable after this Registration Statement becomes effective under the Securities Act of 1933, as amended.

Title of Securities Being Registered: Shares of beneficial interest, no par value per share, in the Adaptive Growth Opportunities ETF, a series of Starboard Investment Trust.

No filing fee is required because of reliance on Section 24(f) of the Investment Company Act, as amended.

The Registrant hereby amends this Registration Statement on such date or dates as may be necessary to delay its effective date until the Registrant shall file a further amendment that specifically states that this Registration Statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933 or until the Registration Statement shall become effective on such date as the Securities and Exchange Commission, acting pursuant to said Section 8(a), may determine.

EXPLANATORY NOTE

This Pre-Effective Amendment No. 1 to the Registration Statement on Form N-14 for Adaptive Growth Opportunities Fund, a series of Starboard Investment Trust (the “Registrant”) is being filed for the sole purpose of delaying the effectiveness of the Registrant’s initial Registration Statement filed on Form N-14 (File No. 333-252135) on January 15, 2021.  This Pre-Effective Amendment incorporates by reference the information contained in Parts A, B and C of the initial Registration Statement on Form N-14 (File No. 333-252135) under the Securities Act of 1933, as filed with the Securities and Exchange Commission on January 15, 2021

SIGNATURES
Pursuant to the requirements of the Securities Act of 1933, as amended (“Securities Act”), and the Investment Company Act of 1940, as amended, the Registrant has duly caused this N-14 to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Rocky Mount, State of North Carolina on this 27 th   day of January 2021.
STARBOARD INVESTMENT TRUST
By:	/s/ Katherine M. Honey*
Katherine M. Honey
President and Principal Executive Officer

Pursuant to the requirements of the Securities Act, this Registration Statement has been signed below by the following person in the capacities and on the date indicated.
Signature	Title	Date
/s/James H. Speed, Jr.* James H. Speed, Jr	Trustee and Chairman	January 27 , 2021
/s/J. Buckley Strandberg* J. Buckley Strandberg	Trustee	January 27 , 2021
/s/Michael G. Mosley* Michael G. Mosley	Trustee	January 27 , 2021
/s/Theo H. Pitt, Jr.* Theo H. Pitt, Jr.	Trustee	January 27 , 2021
/s/Katherine M. Honey* Katherine M. Honey	President and Principal Executive Officer	January 27 , 2021
/s/Ashley E. Lanham* Ashley E. Lanham	Treasurer, Principal Financial Officer, and Principal Accounting Officer	January 27 , 2021
/s/ Tracie A. Coop *By: Tracie A. Coop

Attorney-in-Fact pursuant to Powers of Attorney dated December 12, 2019 incorporated by reference to Post-Effective Amendment No. 350 filed on December 27, 2019 and the Power-of-Attorney dated September 3, 2020 incorporated by reference to Post-Effective Amendment No. 370 filed on December 29, 2020.